Superannuation commitments - Asset allocation (Details)	Sep. 30, 2018	Sep. 30, 2017
Australia
Superannuation commitments
Asset allocation percentage	100.00%	100.00%
Australia | Cash
Superannuation commitments
Asset allocation percentage	5.00%	4.00%
Australia | Equity instruments
Superannuation commitments
Asset allocation percentage	45.00%	44.00%
Australia | Debt instruments
Superannuation commitments
Asset allocation percentage	28.00%	29.00%
Australia | Property
Superannuation commitments
Asset allocation percentage	10.00%	10.00%
Australia | Other assets
Superannuation commitments
Asset allocation percentage	12.00%	13.00%
Overseas
Superannuation commitments
Asset allocation percentage	100.00%	100.00%
Overseas | Cash
Superannuation commitments
Asset allocation percentage	2.00%	2.00%
Overseas | Equity instruments
Superannuation commitments
Asset allocation percentage	7.00%	13.00%
Overseas | Debt instruments
Superannuation commitments
Asset allocation percentage	80.00%	65.00%
Overseas | Property
Superannuation commitments
Asset allocation percentage	1.00%	10.00%
Overseas | Other assets
Superannuation commitments
Asset allocation percentage	10.00%	10.00%